UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement

                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Investment Management, LLC
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Address:          1603 Orrington Avenue, 13th Floor
                  -----------------------------------
                  Evanston, IL  60201
                  -----------------------------------


Form 13F File Number:  028-11795
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
                  -----------------------------------
Title:            Chief Compliance Officer
                  -----------------------------------
Phone:            847-905-4690
                  -----------------------------------

Signature, Place and Date of Signing:


        /s/ Michael Turro            Evanston,  IL         November 14, 2008
---------------------------------    ------------------    -------------------
           [Signature]               [City, State]              [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                         --------------------------------------

Form 13F Information Table Entry Total:            1
                                         --------------------------------------

Form 13F Information Table Value Total:           $14
                                         --------------------------------------
                                               (in thousands)

List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                            MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                          FORM 13F
                                              Quarter Ended September 30, 2008


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                              CLASS                         VALUE   SHRS OR  SH/  PUT/  INVESTMENT/  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE  SHARED  NONE
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
WORKSTREAM INC                COM               981402100       14   178,125 SH            SOLE                 178,125
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